Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2020	Aug. 31, 2019	May 31, 2019	Aug. 31, 2018	Jun. 06, 2018
Consolidated Balance Sheets Parenthetical
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued	4,822,016	4,822,016	177,100,000	147,325,000
Common stock, shares outstanding	4,822,016	4,822,016	177,100,000	147,325,000